Lease liability and Right-of-use assets (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,828	$ 1,789
Right-of-use assets	$ 1,410	1,431	$ 1,561
Number of sale and lease-back transactions completed	2
Sale and lease back [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash inflow for sale and leaseback	$ (273)	(49)
Lease liabilities	146	23
Right-of-use assets	109	13
Gains or losses from sales leaseback	$ 18	$ 17